TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of Trade Receivables and Other Current Assets
The company's trade receivables and other current assets are as follows:

(MILLIONS)	June 30, 2021	December 31, 2020
Trade receivables	$485	$471
Prepaids and other	66	45
Inventory	22	22
Income tax receivables	8	5
Other short-term receivables and collateral assets	257	80
	$838	$623